Equity (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands	Dec. 31, 2024 ₪ / shares shares	Aug. 31, 2024 USD ($) $ / shares	Aug. 31, 2024 ILS (₪) ₪ / shares	May 15, 2024 ₪ / shares	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2024 ILS (₪) ₪ / shares	Dec. 31, 2023 ₪ / shares	Aug. 09, 2023 ₪ / shares	May 30, 2023 USD ($) $ / shares	May 30, 2023 ILS (₪) ₪ / shares	Mar. 12, 2023 ₪ / shares	Nov. 30, 2022 USD ($) $ / shares	Nov. 30, 2022 ILS (₪) ₪ / shares	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2022 ILS (₪) ₪ / shares	Aug. 31, 2021 USD ($) $ / shares	Aug. 31, 2021 ILS (₪) ₪ / shares	Feb. 28, 2021 USD ($) $ / shares	Feb. 28, 2021 ILS (₪) ₪ / shares
Equity [Abstract]
Par value | ₪ / shares	₪ 1			₪ 1			₪ 1	₪ 1			₪ 1
Ordinary shares (in Shares) | shares	568,620
Dividend payables		$ 9,466	₪ 35,572		$ 9,614	₪ 35,265			$ 9,605	₪ 35,265		$ 9,571	₪ 33,086	$ 12,018	₪ 39,213	$ 11,932	₪ 38,694	$ 10,155	₪ 33,036
Dividend per share | (per share)		$ 0.63	₪ 2.32		$ 0.63	₪ 2.3			$ 0.63	₪ 2.3		$ 0.62	₪ 2.16	$ 0.78	₪ 2.56	$ 0.78	₪ 2.53	$ 0.66	₪ 2.16